           STANDARD AND POOR'S DEPOSITARY RECEIPTS(TM) ("SPDRS")(TM)

                              SPDR TRUST SERIES 1

                            A UNIT INVESTMENT TRUST

                                 ANNUAL REPORT

                               SEPTEMBER 30, 2001

"S&P", "S&P 500", "STANDARD & POOR'S", "STANDARD & POOR'S DEPOSITARY RECEIPTS", AND "SPDRS" ARE TRADEMARKS OF MCGRAW-HILL, INC. AND HAVE BEEN LICENSED FOR USE BY PDR SERVICES LLC AND THE AMERICAN STOCK EXCHANGE LLC. THE TRUST, HOWEVER, IS NOT SPONSORED BY OR AFFILIATED WITH STANDARD & POOR'S CORPORATION OR MCGRAW-HILL, INC.

SPDR TRUST SERIES 1
TRUST OVERVIEW
--------------------------------------------------------------------------------

OBJECTIVE:
To replicate the total return of the S&P 500 Index.

STRATEGY:
The Trust's holdings are comprised of the 500 stocks in the S&P 500 Index, which is designed to capture the price performance of a large cross-section of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:
The SPDR Trust, Series 1 (the "Trust") seeks to match the total return of the S&P 500 Index. To accomplish this, the Trust utilizes a full replication approach. With this strategy, all 500 securities of the S&P 500 Index are owned by the Trust in their approximate market capitalization weight. A replication management approach results in low expected tracking error of the Trust relative to its benchmark.

The Trust ended its fiscal year on September 30, 2001 with a 12-month total return of -26.60% on net asset value as compared to the S&P 500 Index return of -26.62%. The Trust's 12-month total return on market price for the same period was -26.42%.

During the past year the US financial markets continued their downward spiral as the threat of a recession continued to dominate investors' actions. Investors have been faced with declining corporate earnings, reductions in capital spending, company-wide layoffs, and negative corporate announcements. The tragedy of September 11th has had a significant impact on airline travel, capital spending, as well as consumer confidence. The increased threats of terrorism and the uncertainty surrounding the US response are leaving many investors on the sidelines waiting for a signal to get back into the market. On a positive note, government policies have maintained to keep the US market liquid. The Federal Reserve had aggressively cut short-term interest rates by 350 basis points in the first three quarters of 2001. These rate reductions effectively lowered the cost of refinancing, increased home ownership, lowered money market fund returns and provided low cost capital to businesses. The sectors that took the greatest hit for the year were the Information Technology (-61.83%) and Telecommunication Service Industries (-26.05%). The US economy also experienced a decline in investor's appetite for fast moving growth stocks in favor of more traditional sectors such as Basic Materials (+15.46%) and Consumer Staples (+2.86%). Even though 2001 was not what investors hoped for, the long-term focus still looks promising as inflation continues to remain low.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2001

         COMMON STOCKS              SHARES          VALUE
Abbott Lab......................   4,080,090   $   211,552,667
ADC Telecommunications Inc. *...   2,088,728         7,289,661
Adobe Systems, Inc. ............     633,998        15,203,272
Advanced Micro Devices,
  Inc. *........................     841,558         6,858,698
AES Corp. *.....................   1,416,089        18,154,261
Aetna, Inc. *...................     382,840        11,060,247
Aflac, Inc. ....................   1,369,235        36,969,345
Agilent Technologies, Inc. *....   1,193,588        23,334,645
Air Products & Chemicals,
  Inc. .........................     609,847        23,527,897
Alberto-Culver Co., Class B.....     148,082         5,758,909
Albertson's, Inc. ..............   1,051,265        33,514,328
Alcan Aluminum Ltd. ............     844,219        25,326,570
Alcoa, Inc. ....................   2,254,654        69,916,820
Allegheny Energy, Inc. .........     327,291        12,011,580
Allegheny Technologies, Inc. ...     226,575         3,020,245
Allergan Pharmaceuticals,
  Inc. .........................     351,669        23,315,655
Allied Waste Industries,
  Inc. *........................     528,448         6,737,712
Allstate Corp. .................   1,920,371        71,725,857
Alltel Corp. ...................     812,244        47,069,540
Altera Corp. *..................   1,025,366        16,795,495
Ambac Financial Group, Inc. ....     280,046        15,321,317
Amerada Hess Corp. .............     225,555        14,322,743
Ameren Corp. ...................     366,536        14,074,982
American Electric Power,
  Inc. .........................     843,486        36,463,900
American Express Co. ...........   3,466,789       100,744,888
American Greetings Corp. .......     170,659         2,259,525
American Home Products Corp. ...   3,467,600       201,987,700
American International Group,
  Inc. .........................   6,899,894       538,191,732
American Power Conversion
  Corp. *.......................     526,471         6,149,181
Amerisource-Bergen Corp. *......     275,981        19,580,852
Amgen, Inc. *...................   2,749,698       161,599,751
AMR Corp. *.....................     406,722         7,784,659
AmSouth Bancorporation..........     948,801        17,144,834
Anadarko Petroleum Corp. .......     662,377        31,847,086
Analog Devices, Inc. *..........     961,444        31,439,219
Andrew Corp. *..................     221,935         4,034,778
Anheuser-Busch Cos., Inc. ......   2,347,624        98,318,493
AOL Time Warner, Inc. *.........  11,662,882       386,041,394
AON Corp. ......................     694,337        29,162,154
Apache Corp. ...................     332,057        14,278,451
Apple Computer *................     885,775        13,738,370
Applera Corp. ..................     564,717        13,779,095
Applied Materials, Inc. *.......   2,135,269        60,727,050
Applied Micro Circuits
  Corp. *.......................     793,785         5,548,557
Archer-Daniels-Midland Co. .....   1,711,391        21,546,416
Ashland, Inc. ..................     191,766         7,392,579
AT&T Corp. .....................   9,088,278       175,403,764
AT&T Wireless Services,
  Inc. *........................   6,654,167        99,413,255
Autodesk, Inc. .................     157,311         5,043,391
Automatic Data Processing,
  Inc. .........................   1,630,028        76,676,517
Autozone, Inc. *................     305,002        15,817,404
Avaya, Inc. *...................     753,523         7,459,878
Avery Dennison Corp. ...........     293,786        13,899,016

         COMMON STOCKS              SHARES          VALUE
Avon Products, Inc. ............     614,862   $    28,437,368
Baker Hughes, Inc. .............     896,814        25,962,765
Ball Corp. .....................      77,752         4,657,345
Banc One Corp. .................   3,080,197        96,933,800
Bank of America Corp. ..........   4,230,964       247,088,297
Bank of New York, Inc. .........   1,919,237        67,173,295
Barrick Gold Corp. .............   1,073,486        18,624,981
Bausch & Lomb, Inc. ............     140,148         3,966,187
Baxter International, Inc. .....   1,550,656        85,363,613
BB&T Corp. .....................   1,158,846        42,239,937
Bear Stearns Cos., Inc. ........     267,925        13,398,929
Becton Dickinson & Co. .........     686,170        25,388,290
Bed Bath & Beyond, Inc. *.......     768,438        19,564,431
Bellsouth Corp. ................   4,943,921       205,419,918
Bemis, Inc. ....................     145,156         5,784,467
Best Buy Co., Inc. *............     557,807        25,352,328
Big Lots, Inc. *................     295,550         2,450,110
Biogen, Inc. *..................     400,494        22,259,457
Biomet, Inc. ...................     722,861        21,143,684
Black & Decker Corp. ...........     222,242         6,933,950
Block (H&R), Inc. ..............     495,027        19,088,241
BMC Software, Inc. *............     664,555         8,439,849
Boeing Co. .....................   2,284,613        76,534,536
Boise Cascade Corp. ............     157,311         4,640,675
Boston Scientific Corp. *.......   1,027,755        21,068,978
Bristol-Myers Squibb Co. .......   5,130,714       285,062,470
Broadcom Corp. *................     688,304        13,972,571
Brown-Forman Corp., Class B.....     186,713        11,796,527
Brunswick Corp. ................     238,053         3,920,733
Burlington Northern Santa Fe
  Corp. ........................   1,031,325        27,587,944
Burlington Resources, Inc. .....     544,623        18,631,553
Calpine Corp. *.................     770,055        17,564,955
Campbell Soup Co. ..............   1,082,527        30,310,756
Capital One Financial Corp. ....     532,244        24,499,191
Cardinal Health, Inc. ..........   1,182,040        87,411,858
Carnival Corp. .................   1,527,061        33,625,883
Caterpillar, Inc. ..............     907,757        40,667,514
Cendant Corp. *.................   2,256,024        28,877,107
Centex Corp. ...................     156,195         5,268,457
CenturyTel, Inc. ...............     373,285        12,505,048
Charter One Financial, Inc. ....     572,870        16,166,394
Chevron Corp. ..................   1,690,660       143,283,435
Chiron Corp. *..................     483,628        21,458,574
Chubb Corp. ....................     462,997        33,062,616
CIENA Corp. *...................     869,935         8,951,631
Cigna Corp. ....................     396,978        32,929,325
Cincinnati Financial Corp. .....     437,085        18,191,478
Cinergy Corp. ..................     434,004        13,397,703
Cintas Corp. ...................     446,443        17,991,653
Circuit City Stores, Inc. ......     554,223         6,650,676
Cisco Systems, Inc. *...........  19,311,365       235,212,426
Citigroup, Inc. ................  13,244,796       536,414,238
Citizens Communications Co. *...     701,022         6,589,607

See accompanying notes to financial statements

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2001

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         COMMON STOCKS              SHARES          VALUE
Citrix Systems, Inc. *..........     500,506   $     9,910,019
Clear Channel
  Communications *..............   1,560,682        62,037,110
Clorox Co. .....................     636,605        23,554,385
CMS Energy Corp. ...............     330,949         6,618,980
Coca Cola Co. ..................   6,543,682       306,571,502
Coca Cola Enterprises, Inc. ....   1,126,675        17,283,195
Colgate Palmolive Co. ..........   1,465,630        85,372,948
Comcast Corp. *.................   2,497,445        89,583,352
Comerica Inc. ..................     474,229        26,272,287
Compaq Computer Corp. ..........   4,390,198        36,482,545
Computer Associates
  International, Inc. ..........   1,534,041        39,486,215
Computer Sciences Corp. *.......     450,971        14,958,708
Compuware Corp. *...............     982,756         8,186,357
Comverse Technology, Inc. *.....     441,114         9,034,015
ConAgra, Inc. ..................   1,383,201        31,052,862
Concord EFS, Inc. *.............     638,022        31,231,177
Conexant Systems, Inc. *........     607,547         5,042,640
Conoco, Inc. ...................   1,638,279        41,513,990
Conseco, Inc. ..................     852,441         6,188,722
Consolidated Edison, Inc. ......     546,755        22,263,864
Constellation Energy Group,
  Inc. .........................     409,216         9,903,027
Convergys Corp. *...............     457,594        12,698,234
Cooper Industries, Inc. ........     252,780        10,482,787
Cooper Tire & Rubber Co. .......     193,654         2,757,633
Coors (Adolph) Co. .............     100,158         4,507,110
Corning, Inc. ..................   2,459,373        21,691,670
Costco Wholesale Corp. *........   1,198,607        42,622,465
Countrywide Credit Industries,
  Inc. .........................     308,536        13,553,986
Crane Co. ......................     164,342         3,602,377
C.R. Bard, Inc. ................     137,191         7,052,989
CSX Corp. ......................     568,373        17,903,750
Cummins Engine Co., Inc. .......     114,581         3,781,173
CVS Corp. ......................   1,033,194        34,302,041
Dana Corp. .....................     400,629         6,249,812
Danaher Corp. ..................     384,328        18,132,595
Darden Restaurants, Inc. .......     332,624         8,731,380
Deere & Co. ....................     607,195        22,836,604
Dell Computer Corp. *...........   6,851,337       126,955,275
Delphi Automotive Systems
  Corp. ........................   1,480,480        17,395,640
Delta Air Lines, Inc. ..........     332,866         8,771,019
Deluxe Corp. ...................     195,712         6,759,892
Devon Energy Corp. .............     345,532        11,886,301
Dillards Inc. ..................     252,182         3,321,237
Disney (Walt) Co. (The).........   5,498,438       102,380,916
Dollar General Corp. ...........     893,776        10,457,179
Dominion Resources, Inc. .......     630,442        37,416,733
Dover Corp. ....................     551,289        16,599,312
Dow Chemical Co. ...............   2,363,596        77,431,405
Dow Jones & Co., Inc. ..........     236,121        10,726,977
DTE Energy Co. .................     436,159        18,776,645
Du Pont (E.I.) de Nemours & Co.,
  Inc. .........................   2,740,911       102,838,981

         COMMON STOCKS              SHARES          VALUE
Duke Energy Co. ................   2,037,998   $    77,138,224
Dynegy, Inc. ...................     867,345        30,053,504
Eastman Chemical Co. ...........     208,194         7,557,442
Eastman Kodak Co. ..............     768,911        25,012,675
Eaton Corp. ....................     187,186        11,083,283
Ecolab, Inc. ...................     343,909        12,494,214
Edison Iternational.............     880,286        11,584,564
El Paso Corp. ..................   1,331,748        55,334,129
Electronic Data Systems
  Corp. ........................   1,238,470        71,311,103
EMC CORP........................   5,831,802        68,523,674
Emerson Electric Co. ...........   1,114,106        52,429,828
Englehard Corp. ................     341,734         7,894,055
Enron Corp. ....................   1,977,841        53,856,610
Entergy Corp. ..................     589,262        20,954,157
EOG Resources, Inc. ............     313,975         9,083,297
Equifax, Inc. ..................     384,338         8,417,002
Exelon Corp. ...................     848,580        37,846,668
Exxon Mobil Corp. ..............  18,160,999       715,543,361
Family Dollar Stores, Inc. .....     451,330        12,420,602
Fannie Mae......................   2,639,580       211,324,775
Federated Department Stores,
  Inc. *........................     507,212        14,303,378
FedEx Corp. *...................     786,039        28,886,933
Fifth Third Bancorp.............   1,503,655        92,444,709
First Data Corp. ...............   1,038,556        60,506,273
First Energy Corp. .............     573,923        20,632,532
Fiserv, Inc. *..................     471,247        16,116,647
FleetBoston Financial Corp. ....   2,845,718       104,580,137
Fluor Corp. ....................     196,568         7,567,868
FMC Corp. *.....................      82,129         4,023,500
Ford Motor Co. .................   4,784,031        83,002,938
Forest Laboratories, Inc. *.....     464,623        33,517,903
Fortune Brands, Inc. ...........     388,448        13,013,008
FPL Group, Inc. ................     460,715        24,671,288
Franklin Resources, Inc. .......     704,185        24,414,094
Freddie Mac.....................   1,813,752       117,893,880
Freeport-McMoran Copper &
  Gold *........................     398,892         4,383,823
Gannett, Inc. ..................     693,036        41,658,394
Gap, Inc. (The).................   2,252,046        26,911,950
Gateway, Inc. *.................     873,507         4,760,613
General Dynamics Corp. .........     520,757        45,993,258
General Electric Co. ...........  26,177,980       973,820,856
General Mills, Inc. ............     757,269        34,455,740
General Motors Corp. ...........   1,454,395        62,393,546
Genuine Parts Co. ..............     454,895        14,492,955
Georgia-Pacific Corp. ..........     610,529        17,577,130
Gillette Co. ...................   2,754,240        82,076,352
Global Crossing Ltd. *..........   2,383,721         4,290,698
Golden West Financial Corp. ....     423,349        24,596,577
Goodrich (B.F.) Co. (The).......     274,911         5,355,266
Goodyear Tire & Rubber Co.
  (The).........................     425,392         7,839,975
GPU, Inc. ......................     331,706        13,387,654
Great Lakes Chemical Corp. .....     139,495         3,082,840
Guidant Corp. *.................     795,944        30,643,844

See accompanying notes to financial statements

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2001

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         COMMON STOCKS              SHARES          VALUE
Halliburton Co. ................   1,140,334   $    25,714,532
Harley-Davidson Inc. ...........     801,684        32,468,202
Harrah's Entertainment,
  Inc. *........................     315,109         8,511,094
Hartford Financial Services
  Group.........................     629,566        36,980,707
Hasbro, Inc. ...................     467,294         6,542,116
HCA-The Healthcare Co. .........   1,428,319        63,288,815
Healthsouth Corp. *.............   1,009,879        16,420,633
Heinz (H.J.) Co. ...............     910,399        38,373,318
Hercules, Inc. .................     292,403         2,412,325
Hershey Foods Corp. ............     351,607        22,984,550
Hewlett Packard Co. ............   5,144,883        82,832,616
Hilton Hotels Corp. ............     974,333         7,648,514
Home Depot, Inc. (The)..........   6,152,991       236,090,265
Homestake Mining Co. ...........     708,204         6,586,297
Honeywell International,
  Inc. .........................   2,120,189        55,972,990
Household International,
  Inc. .........................   1,217,249        68,628,499
Humana, Inc. *..................     441,643         5,326,215
Huntington Bancshares, Inc. ....     669,893        11,595,848
Illinois Tool Works, Inc. ......     795,794        43,060,413
Immunex Corp. ..................   1,447,785        27,044,624
IMS Health, Inc. ...............     756,797        18,957,765
Inco Ltd. *.....................     493,110         6,119,495
Ingersoll-Rand Co. .............     427,043        14,434,053
Intel Corp. ....................  17,706,961       361,930,283
International Business Machines
  Corp..........................   4,574,301       422,207,982
International Flavors &
  Fragrances, Inc. .............     266,195         7,370,940
International Game
  Technology *..................     198,325         8,428,813
International Paper Co. ........   1,268,106        44,130,089
Interpublic Group of Cos.,
  Inc. .........................     992,178        20,240,431
Intuit *........................     544,007        19,475,451
ITT Industries, Inc. ...........     238,558        10,687,398
J.C. Penney Co., Inc. ..........     715,210        15,663,099
J. P. Morgan Chase & Co. .......   5,232,287       178,682,601
Jabil Circuit Inc. *............     509,650         9,122,735
JDS Uniphase Corp. *............   3,471,666        21,940,929
Jefferson Pilot Corp. ..........     403,289        17,938,295
John Hancock Financial
  Services......................     814,887        32,554,736
Johnson & Johnson...............   7,965,125       441,267,925
Johnson Controls, Inc. .........     233,960        15,263,550
KB Home Co. ....................     122,008         3,466,247
Kellogg Co. ....................   1,053,868        31,616,040
Kerr McGee Corp. ...............     255,623        13,269,390
Keycorp.........................   1,141,032        27,544,512
Keyspan Corp. ..................     360,718        11,990,266
Kimberly-Clark Corp. ...........   1,397,729        86,659,198
Kinder Morgan Inc. .............     287,947        14,169,872
King Pharmaceuticals Inc. *.....     592,277        24,846,020
Kla-Tencor Corp. *..............     490,956        15,504,390
K-Mart Corp. *..................   1,306,687         9,133,742
Knight Ridder Inc. .............     202,548        11,312,306
Kohls Corp. *...................     888,086        42,628,128
Kroger Co. *....................   2,150,543        52,989,380

         COMMON STOCKS              SHARES          VALUE
Legget & Platt, Inc. ...........     535,066   $    10,433,787
Lehman Brothers Holdings,
  Inc. .........................     653,473        37,149,940
Lexmark International, Inc. *...     325,211        14,540,184
Lilly (Eli) & Co. ..............   2,965,668       239,329,407
Limited Inc. (The)..............   1,096,378        10,415,591
Lincoln National Corp. .........     497,867        23,215,538
Linear Technology Corp. ........     844,764        27,708,259
Liz Claiborne, Inc. ............     142,838         5,384,993
Lockheed Martin Corp. ..........   1,146,905        50,177,094
Loews Corp. ....................     513,153        23,748,721
Louisiana-Pacific Corp. ........     290,360         1,887,340
Lowes Cos., Inc. ...............   2,019,620        63,920,973
LSI Logic Corp. *...............     954,633        11,216,938
Lucent Technologies, Inc. ......   8,967,738        51,385,138
Manor Care, Inc. ...............     271,616         7,632,410
Marriot International, Inc. ....     638,993        21,342,366
Marsh & McLennan Cos., Inc. ....     732,328        70,816,118
Masco Corp. ....................   1,206,846        24,667,932
Mattel, Inc. ...................   1,164,918        18,242,616
Maxim Integrated Products,
  Inc. .........................     860,949        30,081,557
May Department Stores Co. ......     804,458        23,345,371
Maytag Corp. ...................     205,112         5,053,960
MBIA, Inc. .....................     400,458        20,022,900
MBNA Corp. .....................   2,234,572        67,685,186
McDermott International,
  Inc. .........................     168,751         1,392,196
McDonald's Corp. ...............   3,383,804        91,836,441
McGraw-Hill, Inc. ..............     507,691        29,547,616
McKesson HBOC, Inc. ............     730,885        27,620,144
Mead Corp. .....................     278,010         7,695,317
MedImmune, Inc. *...............     567,912        20,234,705
Medtronic, Inc. ................   3,199,097       139,160,720
Mellon Financial Corp. .........   1,259,766        40,728,235
Merck & Co., Inc. ..............   6,031,072       401,669,395
Mercury Interactive Corp. ......     216,511         4,122,369
Meredith Corp. .................     136,444         4,383,946
Merrill Lynch & Co., Inc. ......   2,197,539        89,220,083
MetLife, Inc. ..................   1,990,148        59,107,396
MGIC Investment Corp. ..........     288,187        18,830,139
Micron Technology, Inc. *.......   1,576,947        29,693,912
Microsoft Corp. *...............  14,180,881       725,635,681
Millipore Corp. ................     125,625         6,650,588
Minnesota Mining & Manufacturing
  Co. ..........................   1,046,485       102,974,124
Mirant Corp. *..................     901,644        19,746,004
Molex, Inc. ....................     532,078        14,956,713
Moodys Corp. ...................     399,072        14,765,664
Morgan Stanley, Dean Witter,
  Discover and Co. .............   2,931,014       135,852,499
Motorola, Inc. .................   5,815,349        90,719,444
Nabors Industries, Inc. ........     394,203         8,266,437
National City Corp. ............   1,598,323        47,869,774
National Semiconductor
  Corp. *.......................     441,376         9,732,341
National Service Industries,
  Inc. .........................     106,107         2,191,110

See accompanying notes to financial statements

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2001

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         COMMON STOCKS              SHARES          VALUE
Navistar International
  Corp. *.......................     159,800   $     4,514,350
NCR Corp. *.....................     253,827         7,525,971
Network Appliances, Inc. *......     834,965         5,677,762
New York Times Co. (The), Class
  A.............................     407,946        15,922,132
Newell Rubbermaid, Inc. ........     722,629        16,410,905
Newmont Mining Corp. ...........     515,023        12,154,543
Nextel Communications, Inc.,
  Class A *.....................   2,041,209        17,636,046
Niagara Mohawk Holdings,
  Inc. .........................     433,350         7,353,950
Nicor, Inc. ....................     119,520         4,631,400
Nike, Inc. .....................     705,229        33,011,769
Nisource, Inc. .................     531,329        12,385,279
Noble Drilling Corp. *..........     360,301         8,647,224
Nordstrom, Inc. ................     349,483         5,050,029
Norfolk Southern Corp. .........   1,039,961        16,764,171
Nortel Networks Corp. ..........   8,469,439        47,513,553
Northern Trust Corp. ...........     581,660        30,525,517
Northrop Grumman Corp. .........     227,065        22,933,565
Novell, Inc. *..................     894,815         3,275,023
Novellus Systems, Inc. *........     360,600        10,298,736
Nucor Corp. ....................     216,920         8,611,724
Occidental Petroleum Corp. .....     947,633        23,065,387
Office Depot, Inc. *............     745,834        10,143,342
Omnicom Group, Inc. ............     479,164        31,097,744
Oracle Corp. *..................  14,801,662       186,204,908
Paccar, Inc. ...................     202,931         9,957,824
Pactiv Corp. *..................     428,943         6,215,384
Pall Corp. .....................     333,613         6,488,773
Palm, Inc. *....................   1,506,193         2,199,042
Parametric Technology Corp. *...     725,080         3,763,165
Parker-Hannifin Corp. ..........     306,983        10,529,517
Paychex, Inc. ..................     971,330        30,606,608
Peoples Energy Corp. ...........      92,988         3,697,203
Peoplesoft, Inc. *..............     754,889        13,618,198
Pepsi Bottling Group............     379,724        17,493,885
PepsiCo, Inc. ..................   4,629,814       224,545,979
Perkin Elmer, Inc. .............     268,124         7,035,574
Pfizer, Inc. ...................  16,628,730       666,812,073
PG&E Corp. .....................   1,046,478        15,906,466
Pharmacia Corp. ................   3,433,375       139,257,690
Phelps Dodge Corp. .............     213,394         5,868,335
Philip Morris Cos., Inc. .......   5,807,036       280,421,768
Phillips Petroleum Co. .........     999,324        53,903,537
Pinnacle West Capital Corp......     224,342         8,906,377
Pitney Bowes, Inc. .............     651,867        24,901,319
Placer Dome, Inc. ..............     886,322        11,336,058
PMC Sierra, Inc. *..............     431,814         4,434,730
PNC Financial Services Group....     763,052        43,684,727
Power One, Inc. *...............     200,287         1,231,765
PPG Industries, inc.............     436,728        19,980,306
PPL Corp. ......................     391,953        12,777,668
Praxir, Inc. ...................     428,827        18,010,734
Procter & Gamble Co. ...........   3,417,449       248,756,113

         COMMON STOCKS              SHARES          VALUE
Progress Energy, Inc. ..........     540,840   $    23,250,712
Progressive Corp. ..............     198,429        26,569,643
Providian Financial Corp. ......     748,763        15,087,574
Public Service Enterprise,
  Inc. .........................     552,142        23,493,642
Pulte Corp. ....................     132,351         4,056,558
Q Logic Corp. ..................     235,071         4,466,349
QUALCOMM, Inc. *................   2,003,119        95,228,277
Quintiles Transnational
  Corp. *.......................     297,932         4,349,807
Qwest Communications Intl.,
  Inc. .........................   4,341,410        72,501,547
R.R. Donnelley & Sons Co. ......     291,529         7,885,859
Radioshack Corp. ...............     502,070        12,175,198
Ralston Purina Group............     823,411        27,007,881
Raytheon Co. ...................     922,213        32,046,902
Reebok International, Inc. *....     142,933         2,958,713
Regions Financial Corp. ........     613,823        17,714,932
Reliant Energy, Inc. ...........     795,093        20,926,848
Robert Half International,
  Inc. *........................     485,093         9,706,711
Rockwell Collins, Inc. .........     485,356         6,892,055
Rockwell International Corp. ...     485,356         7,125,026
Rohm & Haas Co. ................     590,851        19,356,279
Rowan Cos., Inc. *..............     257,948         3,193,396
Royal Dutch Petroleum Co. ......   5,634,921       283,154,780
Ryder Systems, Inc. ............     164,168         3,281,718
Sabre Holdings Corp. ...........     350,501         9,372,397
SAFECO Corp. ...................     337,296        10,230,188
Safeway, Inc. *.................   1,336,286        53,077,280
Sanmina Corp. *.................     811,751        11,023,579
Sapient Corp. *.................     322,242         1,240,632
Sara Lee Corp. .................   2,093,241        44,586,033
SBC Communications, Inc. .......   8,858,204       417,398,572
Schering-Plough Corp. ..........   3,834,009       142,241,734
Schlumberger Ltd. ..............   1,518,325        69,387,453
Schwab (Charles) Corp. .........   3,706,904        42,629,396
Scientific-Atlanta, Inc. .......     431,926         7,580,301
Sealed Air Corp. *..............     229,072         8,358,837
Sears, Roebuck & Co. ...........     873,931        30,272,970
Sempra Energy...................     554,376        13,720,806
Sherwin-Williams Co. ...........     414,202         9,203,568
Siebel Systems, Inc. *..........   1,199,026        15,599,328
Sigma-Aldrich Corp. ............     187,416         8,471,203
Snap-on, Inc. ..................     151,578         3,384,737
Solectron Corp. *...............   1,710,358        19,925,671
Southern Co. ...................   1,814,450        43,510,511
SouthTrust Corp. ...............     912,689        23,246,189
Southwest Airlines Co. .........   2,027,325        30,085,503
Sprint Corp. ...................   2,328,643        55,910,718
Sprint Corp. (PCS Group) *......   2,439,745        64,140,896
St. Jude Medical Center,
  Inc. *........................     222,688        15,242,994
St. Paul Cos., Inc. ............     569,975        23,494,370
Stanley Works (The).............     237,586         8,683,768
Staples, Inc. *.................   1,228,466        16,400,021
Starbucks Corp. *...............     993,164        14,837,870
Starwood Hotels & Resorts.......     513,245        11,291,390

See accompanying notes to financial statements

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2001

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

         COMMON STOCKS              SHARES          VALUE
State Street Corp. .............     869,637   $    39,568,484
Stilwell Financial, Inc. *......     561,925        10,957,538
Stryker Corp. ..................     515,368        27,262,967
Sun Microsystems, Inc. *........   8,626,552        71,341,585
Sunoco, Inc. ...................     229,797         8,180,773
SunTrust Banks, Inc. ...........     760,849        50,672,543
Supervalu, Inc. ................     357,167         7,225,488
Symbol Technologies, Inc. ......     581,355         6,098,414
Synovus Financial Corp. ........     768,968        21,223,517
SYSCO Corp. ....................   1,756,515        44,861,393
T. Rowe Price Associates,
  Inc. .........................     329,502         9,654,409
Target Corp. ...................   2,363,690        75,047,158
Tektronix Corp. ................     260,487         4,555,918
Tellabs, Inc. *.................   1,091,836        10,787,340
Temple-Inland, Inc. ............     139,807         6,639,434
Tenet Healthcare Corp. .........     852,864        50,873,338
Teradyne, Inc. *................     470,624         9,177,168
Texaco, Inc. ...................   1,460,500        94,932,500
Texas Instruments, Inc. ........   4,573,887       114,255,697
Textron, Inc. ..................     365,605        12,287,984
Thermo Electron Corp. ..........     474,531         8,565,285
Thomas & Betts Corp. ...........     161,219         2,818,108
Tiffany & Co. ..................     393,930         8,528,585
TJX Cos., Inc. (The)............     727,094        23,921,393
TMP Worlwide, Inc. *............     271,167         7,698,431
Torchmark Corp. ................     318,059        12,404,301
Toys "R" Us, Inc. *.............     494,964         8,528,230
Transocean Sedco Forex, Inc. ...     828,154        21,863,266
Tribune Co. ....................     792,482        24,883,935
Tricon Global Restaurants,
  Inc. *........................     399,098        15,652,624
TRW, Inc. ......................     331,225         9,877,130
Tupperware Corp. ...............     145,709         2,905,437
TXU Corp. ......................     675,264        31,278,228
Tyco Laboratories, Inc. ........   5,092,047       231,688,138
Unilever N.V., (N.Y. Shares)....   1,502,182        81,147,872
Union Pacific Corp. ............     648,107        30,396,218
Union Planters Corp. ...........     357,649        15,343,142
Unisys Corp. *..................     827,457         7,165,778
United Technologies Corp. ......   1,242,170        57,760,905
United Health Group, Inc. ......     843,727        56,107,846
Univision Communications,
  Inc. *........................     540,442        12,403,144
Unocal Corp. ...................     658,838        21,412,235
Unum Providant Corp. ...........     652,765        16,482,316
US Airways Group, Inc. *........     181,068           841,966
US Bancorp......................   5,010,239       111,127,101


         COMMON STOCKS              SHARES          VALUE
USA Education, Inc. ............     423,217   $    35,088,921
UST, Inc. ......................     429,670        14,265,043
USX-Marathon Group..............     826,358        22,105,077
USX-U.S. Steel Group............     238,921         3,340,116
V.F. Corp. .....................     309,632         9,062,929
VERITAS Software Corp. *........   1,056,028        19,473,156
Verizon Communications..........   7,132,881       385,960,190
Viacom, Inc. *..................   4,698,427       162,095,730
Visteon Corp. ..................     355,627         4,534,243
Vitesse Semiconductors Corp. ...     470,393         3,645,546
Vulcan Materials Co. ...........     273,502        11,815,286
W.W. Grainger, Inc. ............     247,297         9,607,487
Wachovia Corp. .................   3,668,618       113,727,158
Wal-Mart Stores, Inc. ..........  11,774,975       582,861,263
Walgreen Co. ...................   2,692,868        92,715,445
Washington Mutual, Inc. ........   2,313,313        89,016,284
Waste Management, Inc. .........   1,647,379        44,050,914
Watson Pharmaceuticals,
  Inc. *........................     276,649        15,135,466
Wellpoint Health Networks,
  Inc. *........................     168,991        18,445,368
Wells Fargo & Co. ..............   4,527,823       201,261,731
Wendy's International, Inc. ....     297,250         7,921,712
Westvaco Corp. .................     272,202         6,995,590
Weyerhaeuser Co. ...............     570,455        27,786,862
Whirlpool Corp. ................     162,491         8,993,877
Williamette Industries, Inc. ...     291,511        13,115,080
Williams Cos., Inc. (The).......   1,340,977        36,608,672
Winn-Dixie Stores, Inc. ........     372,253         4,262,297
WorldCom, Inc. *................   7,584,973       114,077,993
Worthington Industries, Inc. ...     231,252         2,601,585
Wrigley (Wm.) Jr. Co. ..........     604,887        31,030,703
Xcel Energy, Inc. ..............     910,169        25,621,257
Xerox Corp. ....................   1,809,241        14,021,617
Xilinx, Inc. *..................     888,261        20,900,781
XL Capital Ltd. ................     336,907        26,615,652
Yahoo, Inc. *...................   1,484,187        13,075,687
Zimmer Holdings, Inc. *.........     512,982        14,235,251
Zions Bancorp...................     238,872        12,817,872
                                               ---------------
Total Investments
  (cost $35,436,231,396)........               $24,864,592,052
                                               ===============

(*) Denotes non-income producing security

See accompanying notes to financial statements

SPDR TRUST SERIES 1
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

ASSETS
     Investments in securities, at value....................  $ 24,864,592,052
     Cash...................................................        90,205,298
     Receivable for investments sold........................           266,339
     Dividends receivable...................................        26,684,557
                                                              ----------------
Total Assets................................................    24,981,748,246
                                                              ----------------
LIABILITIES
     Payable for income delivered for SPDR's redeemed
      in-kind...............................................            55,452
     Income distribution payable............................        87,186,912
     Accrued Trustee fees...................................         4,261,894
     Accrued expenses and other liabilities.................        14,381,450
                                                              ----------------
Total Liabilities...........................................       105,885,708
                                                              ----------------
NET ASSETS..................................................  $ 24,875,862,538
                                                              ================
NET ASSETS REPRESENTED BY:
     Paid in surplus........................................  $ 36,375,174,687
     Distribution in excess of net investment income........        (7,938,239)
     Accumulated net realized loss on investments...........      (919,734,566)
     Net unrealized depreciation on investments.............   (10,571,639,344)
                                                              ----------------
NET ASSETS..................................................  $ 24,875,862,538
                                                              ================
NET ASSET VALUE PER SPDR....................................  $         104.33
                                                              ================
UNITS OF FRACTIONAL UNDIVIDED INTEREST ("SPDRS")
  OUTSTANDING, UNLIMITED UNITS AUTHORIZED...................       238,428,895
                                                              ----------------
COST OF INVESTMENTS.........................................  $ 35,436,231,396
                                                              ----------------

See accompanying notes to financial statements.

SPDR TRUST SERIES 1
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                       FOR THE YEAR ENDED    FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                       SEPTEMBER 30, 2001    SEPTEMBER 30, 2000    SEPTEMBER 30, 1999
                                       ------------------    ------------------    ------------------
INVESTMENT INCOME
     Dividend Income(a)..............   $   332,146,057        $  208,907,333        $  162,164,007
                                        ---------------        --------------        --------------
EXPENSES
     Trustee expense.................        16,572,948            15,167,823            13,488,118
     Marketing expense...............         7,933,224             7,324,559             4,795,915
     S&P license fee.................         7,444,842             6,142,144             4,264,396
     SEC registration fee............         2,109,103             2,526,019               670,400
     Legal and audit services........            23,774               155,000               120,000
     Other expenses..................           334,322               280,001               244,966
                                        ---------------        --------------        --------------
Total expenses.......................        34,418,213            31,595,546            23,583,795
     Rebate from Trustee.............        (2,674,063)           (5,472,178)           (2,002,824)
                                        ---------------        --------------        --------------
Net expenses.........................        31,744,150            26,123,368            21,580,971
     Trustee earnings credit.........        (2,408,752)           (2,634,976)             (700,001)
                                        ---------------        --------------        --------------
Net expenses after Trustee earnings
  credits............................        29,335,398            23,488,392            20,880,970
                                        ---------------        --------------        --------------
NET INVESTMENT INCOME................       302,810,659           185,418,941           141,283,037
                                        ---------------        --------------        --------------
REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS
     Net realized gain on investment
       transactions..................     1,123,821,976         2,168,957,337         2,248,743,945
     Net increase in unrealized
       appreciation (depreciation)...    (9,508,928,101)         (629,335,586)          219,582,548
                                        ---------------        --------------        --------------
NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS.........    (8,385,106,125)        1,539,621,751         2,468,326,493
                                        ---------------        --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..........   $(8,082,295,466)       $1,725,040,692        $2,609,609,530
                                        ===============        ==============        ==============

--------------------------------------------------------------------------------
(a) Net of withholding tax expense of $1,632,512, $994,496, and $1,559,617 for 2001, 2000, and 1999, respectively.

See accompanying notes to financial statements.

SPDR TRUST SERIES 1
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                       FOR THE YEAR ENDED    FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                       SEPTEMBER 30, 2001    SEPTEMBER 30, 2000    SEPTEMBER 30, 1999
                                       ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
     Net investment income...........   $   302,810,659      $      185,418,941    $      141,283,037
     Net realized gain on investment
       transactions..................     1,123,821,976           2,168,957,337         2,248,743,945
     Net increase in unrealized
       appreciation (depreciation)...    (9,508,928,101)           (629,335,586)          219,582,548
                                        ---------------      ------------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..........    (8,082,295,466)          1,725,040,692         2,609,609,530
                                        ---------------      ------------------    ------------------
UNDISTRIBUTED NET INVESTMENT INCOME
  INCLUDED IN PRICE OF UNITS ISSUED
  AND REDEEMED, NET..................           258,362               5,040,960             3,650,519
                                        ---------------      ------------------    ------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
     Net investment income...........      (302,709,902)           (185,418,941)         (141,283,037)
     In excess of net investment
       income........................                --              (1,236,660)           (2,999,602)
                                        ---------------      ------------------    ------------------
TOTAL DISTRIBUTIONS TO UNITHOLDERS...      (302,709,902)           (186,655,601)         (144,282,639)
                                        ---------------      ------------------    ------------------
NET INCREASE IN NET ASSETS FROM
  ISSUANCE AND REDEMPTION OF SPDRS...     8,971,980,218           9,563,211,356         2,643,670,384
                                        ---------------      ------------------    ------------------
NET INCREASE IN NET ASSETS DURING
  PERIOD.............................       587,233,212          11,106,637,407         5,112,647,794
NET ASSETS AT BEGINNING OF PERIOD....    24,288,629,326          13,181,991,919         8,069,344,125
                                        ---------------      ------------------    ------------------
NET ASSETS END OF PERIOD*............   $24,875,862,538      $   24,288,629,326    $   13,181,991,919
                                        ===============      ==================    ==================
*INCLUDES DISTRIBUTIONS IN EXCESS OF
  NET INVESTMENT INCOME..............   $    (7,938,239)     $       (8,038,996)   $       (3,151,817)
                                        ---------------      ------------------    ------------------

See accompanying notes to financial statements.

SPDR TRUST SERIES 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SPDR OUTSTANDING DURING THE PERIOD
--------------------------------------------------------------------------------

                                      FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR
                                         ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                        9/30/01        9/30/00        9/30/99        9/30/98         9/30/97         12/31/96
                                      ------------   ------------   ------------   ------------   --------------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................  $    143.83    $    128.39    $    101.80     $    94.78      $    74.08      $    61.61
                                      -----------    -----------    -----------     ----------      ----------      ----------
Investment Operations:
    Net investment income...........         1.45           1.45           1.49           1.41            1.03            1.35
    Net realized and unrealized gain
      (loss) on investments.........       (39.51)         15.43          26.59           7.01           20.67           12.52
                                      -----------    -----------    -----------     ----------      ----------      ----------
Total from investment operations....       (38.06)         16.88          28.08           8.42           21.70           13.87
                                      -----------    -----------    -----------     ----------      ----------      ----------
Less distributions from:
    Net investment income...........        (1.44)         (1.43)         (1.46)         (1.32)          (1.00)          (1.28)
    In excess of net investment
      income........................           --          (0.01)         (0.03)         (0.08)             --              --
    Net realized gains..............           --             --             --             --              --           (0.12)
                                      -----------    -----------    -----------     ----------      ----------      ----------
Total distributions.................        (1.44)         (1.44)         (1.49)         (1.40)          (1.00)          (1.40)
                                      -----------    -----------    -----------     ----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD......  $    104.33    $    143.83    $    128.39     $   101.80      $    94.78      $    74.08
                                      ===========    ===========    ===========     ==========      ==========      ==========
TOTAL INVESTMENT RETURN.............       -26.60%         13.16%         27.54%          8.82%          29.38%          22.67%
RATIOS AND SUPPLEMENTAL DATA
Ratio to average net assets:
    Net investment income...........         1.14%          1.01%          1.18%          1.35%           1.63%(1)        2.03%
    Total expenses..................         0.11%          0.13%          0.17%          0.18%           0.18%(1)        0.18%
    Portfolio turnover rate (2).....         4.61%          8.20%          6.23%          4.71%           3.22%           4.37%
    Total expenses excluding Trustee
      earnings credit...............         0.12%          0.14%          0.18%          0.19%           0.19%(1)        0.20%
    Total expenses excluding Trustee
      earnings credit and fee
      waivers (3)...................         0.13%          0.17%          0.20%          0.22%           0.21%(1)        0.23%
    Net assets, end of period
      (000's).......................  $24,875,863    $24,288,629    $13,181,992     $8,069,344      $4,052,945      $2,008,327

--------------------------------------------------------------------------------
(1) Annualized.
(2) Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of SPDRs.
(3) Net of expenses reimbursed by the Trustee in 1999, 2000 and 2001, the Sponsor and Trustee in 1998, and the Sponsor from 1996 through the period ended 9/30/97.

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------
NOTE 1 -- ORGANIZATION
SPDR Trust Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, which comprise the Standard & Poor's 500 Composite Price Index (the "S&P Index"). Each unit of fractional undivided interest in the Trust is referred to as a Standard & Poor's Depositary Receipt ("SPDR"). The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 SPDRs (equivalent to three "Creation Units" -- see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust. Effective September 30, 1997, the fiscal year end of the Trust changed from December 31 to September 30.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION
Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security. If no closing sale price is available, then the security is valued at the previous closing sale price on the exchange which is deemed to be the principal market for the security. If there is no closing sale price available, valuation will be determined by the Trustee in good faith based on available information.

INVESTMENT TRANSACTIONS
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS
The Trust declares and distributes dividends from net investment income to its unitholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

FEDERAL INCOME TAX
The Trust has qualified and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. Net investment income per share calculations in the financial highlights for all years presented exclude these differences. During 2001, the Trust reclassified $1,525,109,603 of non-taxable security gains realized in the in-kind redemption of Creation Units (Note 4) as an increase to paid in surplus in the Statement of Assets and Liabilities. At September 30, 2001, the Trust had capital loss carryforwards of $33,523, $27,700,040, $56,816,996, and $403,831,303 which will expire on September 30, 2005, September 30, 2007, September 30, 2008, and September 30, 2009 respectively. The Trust incurred losses of $370,042,263 during the period November 1, 2000 through September 30, 2001 that were deferred for tax purposes until fiscal 2002.

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR
In accordance with the Trust Agreement, State Street Corporation (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500 Index. For these services, the Trustee received a fee at the following annual rates for the year ended September 30, 2001:

Net asset value of the Trust      Fee as a percentage of net asset value of the Trust
----------------------------      ---------------------------------------------------
$0 - $499,999,999              10/100 of 1% per annum plus or minus the Adjustment Amount
$500,000,000 - $2,499,999,999  8/100 of 1% per annum plus or minus the Adjustment Amount
$2,500,000,000 - and above     6/100 of 1% per annum plus or minus the Adjustment Amount

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR - (CONTINUED)
The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of SPDRs and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 2001, the Adjustment Amount reduced the Trustee's fee by $2,307,886. The Adjustment Amount included a deficiency of net transaction fees from processing orders of ($100,866) and a Trustee earnings credit of $2,408,752.

For the year ended September 30, 2001, State Street Bank and Trust Company (the "Trustee") agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust, before the Trustee earnings credit, which exceeded 12.00/100 of 1% per annum of the daily net asset value of the Trust. The amount of such reimbursement by the Trustee for the year ended September 30, 2001 was $2,674,063.

The Trust has entered into a Memorandum of Agreement with Standard and Poor's ("S&P"), the American Stock Exchange LLC (the "AMEX"), and PDR Services (the "Sponsor") pursuant to which the Trust has obtained a sub-license to use certain S&P marks. The Memorandum of Agreement requires the Trust to pay annually a sub-license fee to the S&P equal to the greater of: (i) 0.03% of the Trust's daily average net assets of the Trust plus a volume based fee ranging from $0.03 to $0.04 per round lot trade of the average daily trading volume, or (ii) $125,000, the minimum annual fee.

NOTE 4 -- TRUST TRANSACTIONS IN SPDRS
Transactions in SPDRs were as follows:

                                  YEAR ENDED                        YEAR ENDED                        YEAR ENDED
                              SEPTEMBER 30, 2001                SEPTEMBER 30, 2000                SEPTEMBER 30, 1999
                           SPDRs            Amount           SPDRs            Amount           SPDRs            Amount
                        ------------   ----------------   ------------   ----------------   ------------   ----------------
SPDRs sold               194,600,000   $ 24,198,795,267    168,550,000   $ 24,126,960,016    136,600,000   $ 15,863,560,260
Dividend reinvestment
  SPDRs issued                 5,489            720,016          3,838            542,719          3,564            446,517
SPDRs redeemed          (125,050,000)   (15,227,276,703)  (102,350,000)   (14,559,250,419)  (113,200,000)   (13,216,685,874)
Net income
  equalization                    --           (258,362)            --         (5,040,960)            --         (3,650,519)
                        ------------   ----------------   ------------   ----------------   ------------   ----------------
Net increase              69,555,489   $  8,971,980,218     66,203,838   $  9,563,211,356     23,403,564   $  2,643,670,384
                        ============   ================   ============   ================   ============   ================

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

NOTE 4 -- TRUST TRANSACTIONS IN SPDRS - CONTINUED
Except for under the Trust's dividend reinvestment plan, SPDRs are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $3,000 is charged in connection with each creation or redemption of Creation Units through the SPDR Clearing Process per Participating party per day, regardless of the number of Creation Units created or redeemed. Transaction fees are received by the Trustee and used to offset the expense of processing orders.

NOTE 5 -- INVESTMENT TRANSACTIONS
For the year ended September 30, 2001, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $20,995,744,357, $12,026,994,037, $1,219,627,042, and $1,308,931,579,
respectively. At September 30, 2001, the cost of investments for federal income tax purposes was $35,497,541,837, accordingly, gross unrealized appreciation was $355,407,970 and gross unrealized depreciation was $10,988,357,755, resulting in net unrealized depreciation of $10,632,949,785.

NOTE 6 -- TAX INFORMATION (UNAUDITED)
For Federal income tax purposes, the percentage of Trust ordinary distributions which qualify for the corporate dividends received deduction for the fiscal year ended September 30, 2001 is 100.00%.

SPDR TRUST SERIES 1
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE TRUSTEE AND UNITHOLDERS OF
SPDR TRUST SERIES 1

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SPDR Trust Series 1 (the "Trust") at September 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 9, 2001

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

SPDR TRUST SERIES 1
--------------------------------------------------------------------------------

SPONSOR
PDR Services LLC
c/o American Stock Exchange LLC
86 Trinity Place
New York, NY 10006

TRUSTEE
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
ALPS Mutual Funds Services, Inc.
370 17th Street, Suite 3100
Denver, CO 80202

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110

LEGAL COUNSEL
Carter, Ledyard & Milburn
2 Wall Street
New York, NY 10005